Employee Benefits - Summary of Sensitivity of Significant Actuarial Assumptions (Detail) $ in Millions	Oct. 31, 2020 CAD ($)
Principal pension plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	$ 1,718
1 year/percentage increase in assumption	(1,314)
Principal pension plans [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(345)
1 year/percentage increase in assumption	333
Principal pension plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(203)
1 year/percentage increase in assumption	200
Principal post retirement benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	81
1 year/percentage increase in assumption	(65)
Principal post retirement benefit plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(16)
1 year/percentage increase in assumption	16
Principal post retirement benefit plans [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(13)
1 year/percentage increase in assumption	15
Other pension and post retirement benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	391
1 year/percentage increase in assumption	(322)
Other pension and post retirement benefit plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1 year/percentage decrease in assumption	(99)
1 year/percentage increase in assumption	$ 99